STOCK OPTIONS (Details 2) - Employee Stock Option [Member]	12 Months Ended
Mar. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Options, Outstanding, Beginning Balance (in shares) | shares	66,024
Number of Options, Issued (in shares) | shares	119,036
Number of Options, Exercised (in shares) | shares	0
Number of Options, Expired (in shares) | shares	0
Number of Options, Cancelled (in shares) | shares	(14,385)
Number of Options, Outstanding, Ending Balance (in shares) | shares	170,675
Weighted-Average Exercise Price, Outstanding, Beginning Balance (in dollars per share) | $ / shares	$ 88.50
Weighted-Average Exercise Price, Issued (in dollars per share) | $ / shares	23.25
Weighted-Average Exercise Price, Exercised (in dollars per share) | $ / shares	0
Weighted-Average Exercise Price, Expired (in dollars per share) | $ / shares	0
Weighted-Average Exercise Price, Cancelled (in dollars per share) | $ / shares	97.50
Weighted-Average Exercise Price, Outstanding, Ending Balance (in dollars per share) | $ / shares	$ 75.00